Related Party Transactions (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Mar. 31, 2011 AXA And Its Subsidiaries [Member]	Dec. 31, 2012 AXA And Its Subsidiaries [Member]	Dec. 31, 2011 AXA And Its Subsidiaries [Member]	Dec. 31, 2010 AXA And Its Subsidiaries [Member]	Mar. 31, 2011 Australian Joint Venture [Member]	Dec. 31, 2010 Australian Joint Venture [Member]	Mar. 31, 2011 AXA Interest In Australian Joint Venture [Member]	Dec. 31, 2010 AXA Interest In Australian Joint Venture [Member]	Dec. 31, 2012 AllianceBernstein Venture Fund I, L.P. [Member]	Dec. 31, 2011 AllianceBernstein Venture Fund I, L.P. [Member]	Dec. 31, 2010 AllianceBernstein Venture Fund I, L.P. [Member]	Dec. 31, 2012 Mutual Fund [Member]	Dec. 31, 2011 Mutual Fund [Member]	Dec. 31, 2010 Mutual Fund [Member]
Related Party Transaction [Line Items]
Sales of company-sponsored mutual funds										$ 1,700,000,000	$ 400,000,000	$ 500,000,000
Capital contributions from general partner			2,001,000	2,522,000	4,440,000	4,793,000	4,879,000
Net receivable balance					6,100,000	2,500,000	900,000
Revenues:
Asset Management Fees	449,250,000	464,332,000	1,352,152,000	1,313,755,000	1,772,257,000	1,916,419,000	2,051,692,000			113,076,000	114,266,000	135,004,000	8,500,000	37,100,000	3,000,000	12,800,000				885,669,000	840,165,000	778,284,000
Bernstein research services	107,355,000	100,637,000	331,811,000	309,988,000	413,707,000	437,414,000	430,521,000			982,000	802,000	492,000								133,000	66,000	121,000
Distribution revenues	113,968,000	105,605,000	353,488,000	293,702,000	401,706,000	351,621,000	338,597,000			943,000	0	0								400,763,000	351,621,000	338,597,000
Other revenues	25,272,000	26,154,000	79,027,000	75,283,000	101,801,000	107,569,000	109,803,000			599,000	599,000	583,000								5,127,000	5,643,000	5,726,000
Total revenues	706,724,000	709,009,000	2,151,638,000	2,034,502,000	2,739,959,000	2,752,441,000	2,952,105,000			115,600,000	115,667,000	136,079,000
Distribution revenues	113,968,000	105,605,000	353,488,000	293,702,000	401,706,000	351,621,000	338,597,000			943,000	0	0								400,763,000	351,621,000	338,597,000
Shareholder servicing fees																				89,117,000	91,931,000	93,148,000
Expenses:
Commissions and distribution payments to financial intermediaries										7,924,000	7,411,000	8,896,000
General and administrative	104,770,000	135,729,000	314,520,000	389,949,000	508,364,000	533,578,000	516,185,000			19,779,000	22,191,000	21,256,000
Other	48,140,000	47,514,000	155,464,000	149,023,000	202,191,000	219,197,000	193,822,000			1,550,000	1,467,000	264,000
Total expenses	597,460,000	763,979,000	1,780,005,000	1,907,959,000	2,534,372,000	2,958,360,000	2,489,695,000			29,253,000	31,069,000	30,416,000
Balance Sheet:
Institutional investment advisory and services fees receivable	(241,219,000)		(241,219,000)		(265,685,000)	(265,248,000)				7,878,000	9,004,000	18,654,000
Prepaid insurance										1,342,000	1,411,000	1,199,000
Other due (to) from AXA and its subsidiaries										(3,732,000)	(4,319,000)	(4,732,000)
Total										5,488,000	6,096,000	15,121,000
Financial Instruments, Owned, Other, at Fair Value	549,836,000		549,836,000		609,357,000	618,924,000											47,000,000	59,000,000	101,000,000
Limited partnership interest held in AllianceBernstein Venture I, L.P. (in hundredths)	10.00%		10.00%		10.00%												10.00%
Ownership interest in consolidated joint venture sold by AXA (in hundredths)								50.00%	50.00%
Ownership interest in consolidated joint venture purchased from unaffiliated third party (in hundredths)								50.00%
Asset Management Fees	449,250,000	464,332,000	1,352,152,000	1,313,755,000	1,772,257,000	1,916,419,000	2,051,692,000			113,076,000	114,266,000	135,004,000	8,500,000	37,100,000	3,000,000	12,800,000				885,669,000	840,165,000	778,284,000
Minority Interest [Abstract]
AXA minority interest recorded in Australian joint venture	$ 1,413,000	$ (4,003,000)	$ 6,304,000	$ 1,985,000	$ (315,000)	$ (36,799,000)	$ (15,320,000)		$ 400,000			$ 3,600,000